Geographic Information	12 Months Ended
Dec. 31, 2010
Geographic Information [Abstract]
Geographic Information

Note 20.  Geographic Information

Information concerning principal geographic areas was as follows (in millions of dollars):

	Year Ended December 31, 2010		Period from June 10, 2009 to December 31, 2009
	Long-lived Assets (a)	Total Revenues (b)	Long-lived Assets (a)	Total Revenues (b)
North America
United States	$10,442	$28,369	$10,568	$11,215
Canada	2,479	6,539	3,662	3,082
Mexico	2,289	1,634	2,092	934

Total North America	15,210	36,542	16,322	15,231
Rest of World	142	5,404	214	2,479

Total	$15,352	$41,946	$16,536	$17,710

(a)	Consists of property, plant and equipment (see Note 7) and equipment on operating leases (see Note 8), net of accumulated depreciation and amortization.
(b)	Revenue is allocated based on the customer location.